Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — 94.1%
Banks — 3.5%
1,089,556 Bank of America Corp. .......... $ 57,964,379
199,111 JP Morgan Chase & Co. ......... 60,906,064
118,870,443
Communication Services — 11.9%
549,979 Alphabet, Inc. - Class C .......... 186,184,391
210,937 Live Nation Entertainment, Inc.(a) .. 30,680,787
153,713 Meta Platforms, Inc. - Class A ..... 110,135,364
53,012 Reddit, Inc. - Class A(a) .......... 9,556,473
70,340 Spotify Technology SA(a) ......... 35,194,619
175,493 Take-Two Interactive Software, Inc.(a) 38,661,108
410,412,742
Consumer Discretionary — 6.9%
563,613 Amazon.com, Inc.(a) ............ 134,872,591
181,055 Dollarama, Inc. ................ 24,399,510
99,976 Hilton Worldwide Holdings, Inc. ... 29,843,836
96,003 Light & Wonder, Inc.(a) ......... 11,136,348
5,356 MercadoLibre, Inc.(a) ........... 11,503,563
233,658 Moncler SpA .................. 13,574,128
62,438 Texas Roadhouse, Inc. ........... 11,230,099
236,560,075
Consumer Staples — 3.5%
189,622 BJ's Wholesale Club Holdings, Inc.(a) 17,528,658
35,170 Costco Wholesale Corp. ......... 33,068,593
317,457 US Foods Holding Corp.(a) ....... 26,545,754
350,986 Walmart, Inc. ................. 41,816,472
118,959,477
Energy — 2.3%
425,432 Baker Hughes Co. .............. 23,841,209
282,252 ConocoPhillips ................ 29,419,126
176,207 Exxon Mobil Corp. ............. 24,915,670
78,176,005
Financial Services — 10.5%
192,988 Apollo Global Management, Inc. ... 25,964,606
837,117 Brookfield Corp. ............... 38,130,679
118,619 Capital One Financial Corp. ...... 25,969,258
292,390 Interactive Brokers Group, Inc. - Class
A ...................... 21,894,163
277,075 Intercontinental Exchange, Inc. .... 48,150,093
45,525 MSCI, Inc. ................... 27,734,741
291,971 Nasdaq, Inc. .................. 28,289,070
9,402 Partners Group Holding AG ...... 12,770,325
68,198 S&P Global, Inc. ............... 35,994,222
180,239 Tradeweb Markets, Inc. - Class A ... 18,577,234
239,585 Visa, Inc. - Class A ............. 77,105,641
360,580,032
Health Care — 10.5%
256,187 AbbVie, Inc. .................. 57,132,263
468,457 Boston Scientific Corp.(a) ........ 43,814,783
Shares Value
Health Care (continued)
25,559 Cardinal Health, Inc. ............ $ 5,492,118
86,586 Cencora, Inc. ................. 31,103,423
103,576 Cooper Cos., Inc. (The)(a) ........ 8,429,015
46,263 Danaher Corp. ................ 10,126,508
33,846 IDEXX Laboratories, Inc.(a) ...... 22,692,389
60,343 Intuitive Surgical, Inc.(a) ......... 30,426,147
53,584 Labcorp Holdings, Inc. .......... 14,549,128
41,597 McKesson Corp. ............... 34,575,842
89,953 Medline, Inc. - Class A(a) ........ 3,975,923
35,477 Medpace Holdings, Inc.(a) ........ 20,664,643
106,635 STERIS Plc ................... 28,002,351
110,305 Straumann Holding AG .......... 13,284,258
39,812 Thermo Fisher Scientific, Inc. ...... 23,035,621
47,511 UnitedHealth Group, Inc. ........ 13,632,331
360,936,743
Industrials — 11.2%
564,165 API Group Corp.(a) ............ 23,452,339
147,821 Booz Allen Hamilton Holding Corp. 13,070,333
69,527 BWX Technologies, Inc. .......... 14,282,932
48,118 Carlisle Cos., Inc. .............. 16,402,945
62,438 Caterpillar, Inc. ................ 41,044,244
102,965 Clean Harbors, Inc.(a) ........... 26,761,633
287,281 Core & Main, Inc. - Class A(a) .... 15,329,314
65,857 Equifax, Inc. .................. 13,263,600
120,295 Esab Corp. ................... 14,567,724
10,890 GE Vernova, Inc. ............... 7,910,169
161,032 Howmet Aerospace, Inc. ......... 33,507,539
46,060 Northrop Grumman Corp. ....... 31,885,496
14,996 Quanta Services, Inc. ............ 7,117,551
99,797 Republic Services, Inc. ........... 21,465,337
123,965 Rollins, Inc. .................. 7,851,943
46,283 Saia, Inc.(a) ................... 15,498,788
443,256 StandardAero, Inc. (a) ............ 13,692,178
362,433 TransUnion ................... 28,639,456
250,989 UL Solutions, Inc. - Class A ....... 17,626,957
138,023 XPO, Inc.(a) .................. 20,442,586
383,813,064
Information Technology — 28.3%
575,105 Apple, Inc. ................... 149,228,245
185,133 Applied Materials, Inc. ........... 59,672,068
15,635 ASM International NV .......... 13,154,686
35,308 ASML Holding NV ............. 50,875,702
225,706 Bentley Systems, Inc. - Class B ..... 7,926,795
261,717 Broadcom, Inc. ................ 86,706,842
24,458 Cadence Design Systems, Inc.(a) ... 7,248,373
760,110 CCC Intelligent Solutions Holdings,
Inc.(a) ................... 5,761,634
83,006 CDW Corp. .................. 10,491,128
62,594 Entegris, Inc. .................. 7,390,474
256,544 Fortinet, Inc.(a) ................ 20,846,765
70,234 Gartner, Inc.(a) ................ 14,721,749
284,809 Intel Corp.(a) ................. 13,235,074

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Information Technology (continued)
136,403 Keysight Technologies, Inc.(a) ..... $ 29,508,061
65,653 MACOM Technology Solutions
Holdings, Inc.(a) ........... 14,381,946
73,197 Manhattan Associates, Inc.(a) ...... 11,053,479
385,034 Microsoft Corp. ............... 165,676,280
1,223,452 NVIDIA Corp. ................ 233,838,381
83,372 Palo Alto Networks, Inc.(a) ....... 14,754,343
167,494 ServiceNow, Inc.(a) ............. 19,598,473
664,687 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 37,490,290
973,560,788
Insurance — 0.4%
259,642 Ryan Specialty Holdings, Inc. ...... 12,535,516
Materials — 2.4%
309,746 CRH Plc ..................... 37,916,008
38,551 Heidelberg Materials AG ......... 10,569,584
101,783 Holcim AG ................... 10,472,569
71,947 Sherwin-Williams Co. (The) ....... 25,515,284
84,473,445
Utilities — 2.7%
321,350 Ameren Corp. ................. 33,189,028
570,218 NextEra Energy, Inc. ............ 50,122,162
67,896 NRG Energy, Inc. .............. 10,362,967
93,674,157
Total Common Stocks
(Cost $1,787,181,162)
3,232,552,487
EXCHANGE-TRADED FUNDS
(b)
— 2.5%
502,377 iShares MSCI EAFE ETF ........ 50,609,459
98,289 iShares MSCI Japan ETF ......... 8,425,333
57,293 State Street SPDR S&P Oil & Gas
Exploration & Production ETF 8,034,771
161,073 State Street SPDR S&P Regional
Banking ETF .............. 11,083,433
214,493 State Street Utilities Select Sector
SPDR ETF ............... 9,276,822
Total Exchange-Traded Funds
(Cost $79,468,304)
87,429,818
Shares Value
INVESTMENT COMPANY — 3.4%
116,592,713 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 3.56%(c) $ 116,592,713
Total Investment Company
(Cost $116,592,713)
116,592,713
TOTAL INVESTMENTS — 100.0%
(Cost $1,983,242,179)
$ 3,436,575,018
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.0)%
(694,513)
NET ASSETS — 100.0%
$ 3,435,880,505
(a) Non-income producing security.
(b) A copy of the underlying funds’ financial statements is available upon request.
(c) The rate shown represents the current yield as of January 31, 2026.
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country: Market Value
Market Value as
a percentage of
Net Assets
United States ................. $ 2,923,216,566 85.1%
Netherlands .................. 64,030,388 1.9
Canada ..................... 62,530,189 1.8
Ireland ..................... 37,916,008 1 .1
Taiwan ..................... 37,490,290 1.1
Switzerland .................. 36,527,152 1.1
Sweden ..................... 35,194,619 1.0
Italy ....................... 13,574,128 0.4
Uruguay .................... 11,503,563 0.3
Germany .................... 10,569,584 0.3
Other
*
...................... 203,328,018 5.9
$ 3,435,880,505 100.0%
* Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.